Statement of cash flows - Summary of significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant non-cash activities [Abstract]
Investment conversion	₩ 0	₩ 32,239	₩ 58,528
Transfers from construction-in-progress to property and equipment	33,983	18,748	56,575
Transfers between property and equipment and investment property	9,554	73,773	4,064
Transfers between assets held for sale to property and equipment	101,757	1,022	31,633
Transfers between investment property and assets held for sale	83,664	2,238	910
Accounts payable for purchase of intangible assets, etc.	117,743	137,058	137,476
Transaction for right-of-use assets	293,590	289,995	281,785
Exchange of shares related to acquisition of subsidiaries	0	0	629,449
Exchange of shares related to disposal of treasury stocks	₩ 0	₩ 0	₩ 287,669